Long Term Debt - Summary of Future Maturities of Debt Outstanding (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Reminder of 2022	$ 4,706
2022 / 2023	6,265	$ 6,275
2023 / 2024	8,611	6,265
2024 / 2025	11,726	8,611
2025 / 2026	89,063	11,726
2026		89,063
Total	$ 120,370	$ 121,940